Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Components of Tax Expense	The components of tax expense for 2023 and 2022 are as follows:

	Year ended December 31,

	2023	2022
Current tax expense	805	339
Deferred tax benefit	(388)	(80)
Total tax expense	417	259

Schedule of Taxes on Items Recognized in Other Comprehensive (Loss) Income or Directly in Equity
Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2023 and 2022 are as follows:

	Year ended December 31,

	2023	2022
Included in Other comprehensive income (loss)
Deferred tax benefit on remeasurement on defined benefit pension plans	-	(43)
Included in Equity
Deferred tax expense on share-based payments	3	28
Current tax benefit on share-based payments	(6)	(4)

Schedule of Reconciliation of Income Tax Expense Benefit
Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense for 2023 and 2022:

	Year ended December 31,

	2023	2022
Income before tax	3,063	1,650
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	812	437
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(314)	(226)
Tax losses for which no benefit is recognized	10	77
Net non-taxable foreign exchange and other gains and losses	35	(86)
Tax expense (benefit) on changes in statutory intercompany investment values	17	(50)
(Recognition) derecognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(17)	50
Provision for uncertain tax positions	(26)	30
(Recognition) derecognition of tax assets that arose in prior years	(16)	68
Recognition of tax attributes of foreign subsidiaries	(6)	(29)
Impact of changes in tax laws and rates	(100)	(13)
Research and development credits	(12)	(13)
Other adjustments related to prior years	24	6
Withholding taxes	5	4
Other differences	5	4
Total tax expense	417	259